The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

Jose J. Del Real

(312) 557-1441

jjd4@ntrs.com

Fax: (312) 935-5868

June 6, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Northern Funds

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended March 31, 2013.

Please direct any comments to the undersigned at (312) 557-1441.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real

Enclosure